A3 Changes in accounting policies	12 Months Ended
Dec. 31, 2018
Text block [abstract]
A3 Changes in accounting policies

A3 Changes in accounting policies

Two new IFRS standards are effective as from January 1, 2018, IFRS 9, “Financial instruments” and IFRS 15, “Revenue from Customer Contracts.”

The following table illustrates the impact of the implementation of IFRS 9 and IFRS 15 on equity and other balance sheet items at the transition date of January 1, 2018. For IFRS 15 the Company has adopted the full retrospective method for transition, which mean that prior year comparatives have been restated and equity has been adjusted at the initial application date (January 1, 2016). The Company has applied IFRS 9 retrospectively on the required effective date, January 1, 2018. The 2018 opening balances have been adjusted, but the previous periods have not been restated.

Based on the new requirements under IFRS 15, contract assets and contract liabilities have been added as new lines in the consolidated balance sheet and statement of cash flow. Previously, contract assets were reported as trade receivables and contract liabilities were reported as deferred revenue and as advances from customers within other current liabilities.

Due to IFRS 9, impairment losses on trade receivables are reported on a separate line in the consolidated income statement. Previously, these losses have been reported as Selling and administrative expenses. In the statement of comprehensive income, a new line has been added for revaluation of borrowings due to changes in credit risk. A new line has been added to the consolidated statement of equity showing the adjustment to the opening balance.

The prior periods financial statements, notes and key ratios presented in this annual report have been restated to reflect adoption of these new standards.

Impact of IFRS 9 and IFRS 15 on balance sheet items

2017	As reported 31.12.2017	IFRS 15 restatement	Restated balance 31.12.2017	IFRS 9 adjustment	Adjusted balance at 1.1.2018
ASSETS
Non-current assets
Deferred tax assets	21,228	735	21,963	288	22,251
Current assets
Inventories	24,960	587	25,547	—	25,547
Contract assets	—	13,120	13,120	—	13,120
Trade receivables	63,210	–15,105	48,105	–1,240	46,865
EQUITY AND LIABILITIES
Equity
Stockholder’s equity	99,540	–2,605	96,935	–983	95,952
Non-current liabilities
Borrowings, non-current	30,500	—	30,500	31	30,531
Current liabilities
Provisions, current	6,350	–67	6,283	—	6,283
Contract liabilities	—	29,076	29,076	—	29,076
Trade payables	26,321	–1	26,320	—	26,320
Other current liabilities	62,370	–27,065	35,305	—	35,305

2015 and 2016	As reported 31.12.2015	IFRS 15 restatement	Restated balance 1.1.2016	As reported 31.12.2016	IFRS 15 restatement	Restated balance 31.12.2016
ASSETS
Non-current assets
Deferred tax assets	13,183	1,228	14,411	15,522	1,476	16,998
Current assets
Inventories	28,436	169	28,605	30,307	1,311	31,618
Contract assets	—	20,188	20,188	—	17,773	17,773
Trade receivables	71,069	–21,880	49,189	68,117	–19,759	48,358
EQUITY AND LIABILITIES
Equity
Stockholder’s equity	146,525	–4,353	142,172	139,817	–5,235	134,582
Non-current liabilities
Borrowings, non-current	22,744	—	22,744	18,653	—	18,653
Current liabilities
Provisions, current	3,662	—	3,662	5,411	–37	5,374
Contract liabilities	—	20,324	20,324	—	24,930	24,930
Trade payables	22,389	—	22,389	25,318	526	25,844
Other current liabilities	58,663	–16,267	42,396	56,003	–19,381	36,622

IFRS 9 – Financial instruments

The complete version of IFRS 9 replaces most of the guidance in IAS 39. IFRS 9 updates the classification, measurement and impairment of financial assets as well as provides new requirements for hedge accounting. The Company has applied IFRS 9 retrospectively on the required effective date, January 1, 2018, and has not restated comparative information.

Classification and measurement

The following changes in classification of assets and liabilities were made as of January 1, 2018.

•	Investments in liquid bonds with low credit risk which are not held for trading were classified as available-for-sale under the previous standards. These instruments are held in a portfolio managed on a fair value basis and will therefore be classified fair value through profit or loss (FVTPL). There was no change in the valuation of these assets at transition. These bonds will continue to be reported as Interest-bearing securities, non-current. At transition, there were SEK 51 million of accumulated gains (after tax), which would have been recycled to the income statement upon derecognition of the assets. Due to the adoption of IFRS 9, these gains will remain permanently in retained earnings and will not be recycled to the income statement in subsequent periods. Changes in fair value from the date of transition are recognized immediately in the income statement.

•	Trade receivables are managed in a business model whose objective is achieved through both collection of contractual cash flows and selling of assets. Therefore, trade receivables are classified as fair value through other comprehensive income (FVOCI). At transition, there was no change in the carrying value of these assets due to the change in classification. See below for the change in carrying value due to the changes in impairment requirements.

•	Customer finance assets are managed in a business model with the objective to realize cash flows through the sale of assets. Therefore, customer finance are classified FVTPL. There was no change in the carrying value of these assets at transition.

•	Investments in equity instruments, which were classified as available-for-sale under previous standards, are classified as FVTPL with no impact on carrying value. At transition, there were SEK 744 million of accumulated gains (after tax) which would have been recycled to the income statement upon derecognition of the equity instruments. Due to the adoption of IFRS 9, these gains will remain permanently in retained earnings and will not be recycled to the income statement in subsequent periods. Changes in fair value from the date of transition are recognized immediately in the income statement.

•	Notes, bonds, and loans issued by the Parent Company are managed on a fair value basis and are therefore designated as FVTPL with changes in fair value due to changes in credit risk realized in OCI. As a result, the carrying value of borrowings increased by SEK 31 million. Fair value hedge accounting will not be applied to any borrowings as from 2018.

Reclassification of financial instruments as of 1.1.2018

MSEK	Classification under IAS 39	Classification under IFRS 9	Carrying amount under IAS 39	Carrying amount under IFRS 9
Financial assets
Customer finance	Loans and receivables	FVTPL	3,931	3,931
Trade receivables	Loans and receivables	FVOCI	48,105	46,865	1)
Interest-bearing securities – held for trading	FVTPL	FVTPL	6,118	6,118
Interest-bearing securities – managed on a fair value basis	Available- for-sale	FVTPL	25,433	25,433
Interest-bearing securities – other	Loans and receivables	Amortized cost	266	266
Cash equivalents – held for trading	FVTPL	FVTPL	14,345	14,345
Cash equivalents – other	Loans and receivables	Amortized cost	3,136	3,136
Other investments in shares and participations	Available- for-sale	FVTPL	1,279	1,279
Other financial investments 2)	FVTPL	FVTPL	820	820
Derivatives 3)	FVTPL	FVTPL	1,293	1,293
Financial liabilities
Borrowings – managed on a fair value basis	Amortized cost	Designated FVTPL	28,771	28,802	4)
Borrowings – other	Amortized cost	Amortized cost	4,274	4,274
Trade payables	Amortized cost	Amortized cost	26,320	26,320
Derivatives 3)	FVTPL	FVTPL	926	926

1)	Change in value due to additional impairment allowance.
2)	Other financial investments are presented in other financial assets.
3)	Derivatives are presented in other current receivables or other current liabilities in the consolidated balance sheet
4)	Change in value due to transition from amortized cost to fair value.

Impairment

Impairment losses for assets classified as amortized cost or FVOCI are now calculated based on expected credit losses (ECL). Previously, financial assets in the loans and receivables and available-for-sale categories were assessed for impairment using objective evidence that the Company will not be able to collect.

The allowance for impairment for trade receivables and contract assets increased by SEK 1,240 million due to the change in models. The allowance for impairment for customer finance credits was removed as these assets are classified as FVTPL. The opening balance of the customer financing credits valued at fair value is unchanged from the net balance of customer finance credits after reducing for allowances at December 31, 2017. Cash equivalents and interest-bearing securities classified as amortized cost are assessed for impairment under IFRS 9. However, the impairment required for these balances was immaterial.

IFRS 15 – Revenue from Contracts with Customers

IFRS 15 replaced guidance in IAS 18 and IAS 11. This standard establishes a new principle-based model of recognizing revenue from customer contracts. It introduces a five-step model that requires revenue to be recognized when control over goods and services are transferred to the customer.

The Company has adopted the full retrospective method for transition which required a restatement of prior year comparatives and adjustment to equity in the earliest presented comparative period, i.e. January 1, 2016 (‘initial application date’). The Company has applied the practical expedient in IFRS 15 C5(a) not to restate completed contracts at January 1, 2016.

The impact of IFRS 15 was a reduction to equity (before tax effect) at transition date, January 1, 2018, of SEK 3.3 billion.

The main impacted areas are described below.

Discount in a contract

The definition of a contract in IFRS 15 is stricter than standards effective prior to 2018 (previous standards) in that a contract exists only when enforceable rights and obligations are present. The majority of the Company’s business is conducted via frame agreements. Typically, a customer purchase order, together with a frame agreement, creates a firm enforceable commitment. The stricter definition of a contract affects how discounts are accounted for, as discounts shall be applied over the value and duration of a contract.

Under the previous standards, the Company considers a broader interpretation of a contract from which it reasonably expects to derive benefit. For a business covered by frame agreement this may result in a longer timeframe for recognition of related discounts as future expected purchases are included in the assessment. The impact of IFRS 15 is that these discounts shall be recognized as a reduction in revenue earlier which resulted in a reduction of equity (before tax effect) of SEK 1.1 billion at transition date (corresponding impact at 1.1.2016 and 31.12.2016 is a reduction in equity (before tax effect) of SEK 3.8 billion and SEK 4.2 billion respectively).

Customized solution contract

Under IFRS 15 revenue for customized solution contracts shall be recognized over time if certain criteria are met. These contracts relate to the construction of assets specifically customized for the customer and with no alternative use to the Company. IFRS 15 also requires the Company to have enforceable right to payment for performance completed to date.

The Company recognized revenue under previous standards over the duration of these contracts based on defined delivery milestones. No significant changes are expected in the method of measuring progress of completion over the duration of the contract. However, the additional requirement under IFRS 15 will ensure that revenue is recognized for performance completed to date based on enforceable right to payment that exists at that point. The Company has identified ongoing contracts where revenue will be deferred as the performance completed to date is restricted under IFRS 15 to enforceable billing rights under the contracts. This resulted in a reduction in equity (before tax effect) of SEK 0.8 billion at transition date (corresponding impact at 1.1.2016 and 31.12.2016 is a reduction in equity (before tax effect) of SEK 0.7 billion and SEK 0.8 billion respectively).

Transfer of control for equipment

Under IFRS 15, revenue shall be recognized when control over the equipment is transferred to the customer at a point in time. This assessment shall be viewed from a customer’s perspective considering indicators such as transfer of titles and risks, customer acceptance, physical possession, and billing rights. For hardware sale, transfer of control is usually deemed to occur when equipment arrives at the customer site and for software sale, when the licences are made available to the customer. Contractual terms may vary, therefore judgment will be applied when assessing the indicators of transfer of control.

The accounting treatment under previous standards focused on a risk and reward assessment. The Company has identified contracts where the transfer of control under IFRS 15 differs from the previous risk and reward assessment. The resulting impact is a delay in revenue recognition on these contracts, thereby a reduction in equity (before tax effect) of SEK 0.4 billion at transition date (corresponding impact at 1.1.2016 and 31.12.2016 is a reduction in equity (before tax effect) of SEK 0.2 billion and SEK 0.5 billion respectively). Under previous standards revenue was recognized on these contracts when risk of the equipment was transferred at handover points, but the definition of transfer of control in IFRS 15 means that other factors such as billing right and physical possession together indicate that transfer of control occurs at a later point.

Presentation of contract related balances

The new requirement for classification and presentation of contract related balances under IFRS 15 resulted in a separate presentation of the contract asset and contract liability balances. At transition date, contract asset balance, estimated to be SEK 13.1 billion, was presented separately within current assets. Under previous standards these balances have been included within trade receivables as the accounting policy (see Note C1) for 2017 states that trade receivables include amounts where risks and rewards have been transferred to the customer but not yet invoiced. Under IFRS 15, these balances will be presented as contract assets since the Company concluded that they relate to contract assets that are conditional on terms other than only the passage of time before payment of the consideration is due.

At transition date, contract liability balance of SEK 29.1 billion, was presented separately within current liabilities. Under previous standards these balances have been disclosed as deferred revenue within other current liabilities, whereas under IFRS 15 the Company concluded that they meet the definition of contract liability.

The Company has considered the key areas impacted above and implemented the significant changes to the accounting principles, internal processes and internal controls framework to reflect the new revenue recognition model from January 1, 2018.

Impact on Equity, Income statement and Cash flow

The impact of IFRS 15 on equity was SEK –2.6 billion for December 31, 2017, –5.2 billion for December 31, 2016 and SEK –4.4 billion for January 1, 2016. The impact on the income statement also resulted in restated numbers reported by segment and market areas, for more information see Note B1, “Segment information.” The impacts on equity and on the income statement (for years 2016 and 2017) are presented in the tables below.

The impact on cash flow resulted in changes in net income, adjustments to reconcile net income to cash and in various lines in operating net assets. There was no impact on cash flow from operating activities, investing activities or financing activities. The consolidated statement of cash flows has been restated according to IFRS 15.

Impact of IFRS 15 on Equity

	As reported	Impact of IFRS 15	Restated
January 1, 2016	147,366	–4,353	143,013
December 31, 2016	140,492	–5,235	135,257
December 31, 2017	100,176	–2,605	97,571

Impact of IFRS 15 on Income statement items

	As reported	Impact of IFRS 15	Restated
2017
Net sales	201,303	4,075	205,378
Cost of sales	–156,758	–693	–157,451
Gross income	44,545	3,382	47,927
Operating income (loss)	–38,126	3,383	–34,743
Taxes	4,267	–742	3,525
Net income (loss)	–35,063	2,630	–32,433
Earnings per share, basic (SEK)	–10.74	0.80	–9.94
Earnings per share, diluted (SEK)	–10.74	0.80	–9.94
2016
Net sales	222,608	–2,292	220,316
Cost of sales	–156,243	1,181	–155,062
Gross income	66,365	–1,111	65,254
Operating income (loss)	6,299	–1,112	5,187
Taxes	–2,131	249	–1,882
Net income (loss)	1,895	–883	1,012
Earnings per share, basic (SEK)	0.53	–0.27	0.26
Earnings per share, diluted (SEK)	0.52	–0.27	0.25

Section B – Business and operations